Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]	Income tax expense consists of the following:
	2015	2014
Current Taxes:
Federal (refund)	$(1,137)	$8,539
State	2,732	19,300
Income tax expense	$1,595	$27,839